Debt - Euro Term Loans - Narrative (Details) € in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2021	Jul. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Jan. 25, 2023 EUR (€)	Jan. 25, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 25, 2021 EUR (€)	Dec. 31, 2020 USD ($)	May 08, 2020	Apr. 11, 2020	Jan. 25, 2020 EUR (€)	Sep. 16, 2019 EUR (€)	Jul. 25, 2017 EUR (€)
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt | $			$ 10,000,000
Senior Notes
Debt Instrument [Line Items]
Principal | $			5,393,000,000						$ 6,851,000,000
Term Loan Facilities Due In 2023 | Term loan
Debt Instrument [Line Items]
Principal		€ 860												€ 1,500
Repurchase amount								€ 320				€ 320
Loss on extinguishment of debt				€ 2
Term Loan Facilities Due In 2023 | Term loan | Minimum
Debt Instrument [Line Items]
Effective interest rate (as a percent)										2.75%
Term Loan Facilities Due In 2023 | Term loan | Maximum
Debt Instrument [Line Items]
Effective interest rate (as a percent)										3.25%
Term Loan Facilities Due In 2023 | Term loan | Forecast
Debt Instrument [Line Items]
Repurchase amount					€ 540	€ 320
2.375% Senior Secured Euro Notes due April 2028 | Senior Notes
Debt Instrument [Line Items]
Principal			$ 566,000,000				€ 500		$ 614,000,000				€ 500
Stated interest rate on debt (as a percent)			2.375%				2.375%		2.375%			2.375%	2.375%
Effective interest rate (as a percent)			2.50%				2.50%
Loans Under The TLF Agreement | Term loan
Debt Instrument [Line Items]
Effective interest rate (as a percent)											2.50%
Amended Term Loan Facilities Due In 2027 | Term loan
Debt Instrument [Line Items]
Principal								1,000
Interest rate increase (as a percent)	0.04%	0.35%
Interest rate maximum increase (as a percent)		0.075%
Interest rate maximum decrease (as a percent)		0.075%
Long-term debt current maturities transferred to long-term debt								320
Amended Term Loan Facilities Due In 2027 | Term loan | International Game Technology PLC
Debt Instrument [Line Items]
Principal								500
Amended Term Loan Facilities Due In 2027 | Term loan | IGT Lottery Holdings B.V.
Debt Instrument [Line Items]
Principal								€ 500
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Principal | $			$ 1,133,000,000						$ 1,055,000,000
Effective interest rate (as a percent)			2.11%				2.11%		2.50%
Euro Term Loan Facilities due January 2027 | Term loan | Minimum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears			1 month
Euro Term Loan Facilities due January 2027 | Term loan | Maximum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears			6 months